Accounts Payable and Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current
Accounts payable	$ 46,022	$ 56,699	$ 16,423
Accrued liabilities	143,660	133,435	122,428
Provisions	7,522	7,540	7,468
Deferred revenues	91,392	53,728	55,750
Lease liabilities	13,818	21,216	11,411
Accounts payable and other	302,414	272,618	213,480
Non-current
Deferred revenue	11,616	84,077	145,852
Lease liabilities	22,010	46,769	8,790
Provisions	60,179	60,366	78,992
Decommissioning liability	33,901	31,420	29,302
Other	965	27	1,796
Accounts payable and other	$ 128,671	$ 222,659	$ 264,732
Provision for decommissioning, inflation rate	2.50%	2.50%
Bottom of range
Non-current
Provision for decommissioning, risk free interest rate	0.30%	1.60%
Top of range
Non-current
Provision for decommissioning, risk free interest rate	0.40%	2.50%